Trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of trade and other receivables

	2024 £’000	2023 £’000	2022 £’000
Trade receivables	11	–	329
Prepayments	6,426	355	376
Other receivables	131	282	301
Total trade and other receivables	6,568	637	1,006
Less: non-current portion	–	–	–
Current portion	6,568	637	1,006